Development And Marketing Collaboration Agreements (Details) (USD $)	12 Months Ended				12 Months Ended														12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Tysabri U. S. [Member]	Dec. 31, 2010 Tysabri U. S. [Member]	Dec. 31, 2009 Tysabri U. S. [Member]	Dec. 31, 2011 Tysabri ROW [Member]	Dec. 31, 2010 Tysabri ROW [Member]	Dec. 31, 2009 Tysabri ROW [Member]	Dec. 31, 2011 Total Tysabri [Member]	Dec. 31, 2010 Total Tysabri [Member]	Dec. 31, 2009 Total Tysabri [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2011 Johnson And Johnson [Member]	Sep. 30, 2009 Johnson And Johnson [Member]	Dec. 31, 2011 Transition Therapeutics, Inc. [Member]	Dec. 31, 2008 Biogen Idec [Member] Total Tysabri [Member]	Jul. 31, 2008 Biogen Idec [Member] Total Tysabri [Member]	Dec. 31, 2011 Biogen Idec [Member] Total Tysabri [Member]	Sep. 17, 2009 Johnson And Johnson AIP Agreements [Member]	Dec. 31, 2011 Johnson And Johnson AIP Agreements [Member] Janssen AI [Member]	Dec. 31, 2010 Johnson And Johnson AIP Agreements [Member] Janssen AI [Member]	Dec. 31, 2011 Transition Therapeutics Collaboration Agreements [Member]	Sep. 17, 2009 Johnson And Johnson Share Ownership [Member]	Dec. 31, 2008 Minimum [Member] Biogen Idec [Member] Total Tysabri [Member]	Jul. 31, 2008 Minimum [Member] Biogen Idec [Member] Total Tysabri [Member]	Dec. 31, 2011 Bio Neurology Business [Member]	Dec. 31, 2010 Bio Neurology Business [Member]	Dec. 31, 2009 Bio Neurology Business [Member]	Jan. 31, 2011 Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 EDT Business [Member]	Dec. 31, 2010 EDT Business [Member]	Dec. 31, 2009 EDT Business [Member]	Dec. 31, 2009 PharmatrophiX [Member]	Dec. 31, 2011 Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Milestone Payments [Member] Maximum [Member]	Dec. 31, 2011 Milestone Payment Under Original Agreement [Member] Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]	Dec. 31, 2011 Milestone Payment Under Revised Agreement [Member] Modified Agreement [Member] Bio Neurology Business [Member] Transition Therapeutics, Inc. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total Product revenue	$ 1,236,100,000	$ 1,156,000,000	$ 1,094,300,000		$ 746,500,000	$ 593,200,000	$ 508,500,000	$ 317,600,000	$ 258,300,000	$ 215,800,000	$ 1,064,100,000	$ 851,500,000	$ 724,300,000																	$ 1,068,100,000	$ 894,600,000	$ 837,100,000		$ 168,000,000	$ 261,400,000	$ 257,200,000
Global in-market sales								764,100,000	636,800,000	550,700,000	1,510,600,000	1,230,000,000	1,059,200,000
Collaboration milestone payments																				50,000,000	75,000,000
Profit share percentage																				50.00%	50.00%	50.00%
Fund committed	400,000,000													500,000,000		500,000,000		500,000,000
Additional fund committed	400,000,000																400,000,000	400,000,000
Annual global in-market net product sales required to maintain market share																												1,100,000,000
Annual global in-market net product sales required to maintain profit share																													700,000,000
Investment made in exchange for newly issued American Depositary Receipts																							885,000,000
Percentage shareholder ownership																											18.40%
Collaboration milestone amounts payable																																						11,000,000	93,000,000	25,000,000	11,000,000
Unspent funding commitments														57,600,000	272,000,000									57,600,000	272,000,000
Spent funding commitment														214,400,000	179,000,000
Payments to acquire IPR&D																			$ 9,000,000														$ 9,000,000				$ 5,000,000
Equity method investment in subsidiary				49.90%										49.90%					30.00%
Notice period for termination of collaboration agreement for material breach or because of insolvency of the other party, minimum, days																										90